Commitments and Contingencies (Details) (USD $)	Sep. 30, 2012
Operating Leased Assets [Line Items]
Future minimum payments pursuant to contractual agreements with third parties	$ 52,989
Office Building [Member]
Operating Leased Assets [Line Items]
Future minimum lease payments	$ 3,297